EARNINGS PER COMMON SHARE - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Investment Warrants, Exercise Price	12.12
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Outstanding	0	0	0
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	20,626	215,452	1,092,253
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	465,117	465,117	465,117